                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-21032
              ----------------------------------------------------

                     CREDIT SUISSE SHORT DURATION BOND FUND.
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                     Credit Suisse Short Duration Bond Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: September 1, 2004 to December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2004

- CREDIT SUISSE
  SHORT DURATION BOND FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE SHORT DURATION BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)

                                                                February 1, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
09/01/04 - 12/31/04*

SHARE CLASS/BENCHMARKS                                      PERFORMANCE
Class A Shares(1)                                              0.21%
Class C Shares(1)                                             -0.06%
Merrill Lynch 1-3 Year U.S. Treasury Index(2)                 -0.07%

* As a result of a recent change, the fiscal year of the Credit Suisse Short Duration Bond Fund, Inc. now ends on December 31. The Fund's previous fiscal year end-date was August 31.

Performance for the Fund's Class A and Class C shares is without the maximum sales charge of 3.00%(3) and 0.75%(3), respectively.

MARKET OVERVIEW: A MEASURED RISING RATE ENVIRONMENT

   In our view, conditions for short duration vehicles were generally favorable during the last four months of the year. The employment picture improved slightly and with it consumer confidence, in spite of an increase in oil prices. The Fed, meanwhile, continued its well-telegraphed and "measured" pace of policy tightening: The open market committee raised rates a quarter point at each of its three consecutive meetings in the fall, resulting in a fed funds rate of 2.25% by year-end. This caused yields to back up significantly on the short end, while foreign central bank buying kept long-end yields down, causing a substantial flattening of the yield curve. In this environment, spread product in general outperformed, particularly lower quality corporate credits and securitized debt.

STRATEGIC REVIEW: SECTOR AND YIELD CURVE POSITIONING

   The Fund modestly outperformed its benchmark primarily through its yield curve strategy and its overweight allocations to non-Treasury sectors. Our barbell maturity structure had the Fund overweight in 3- and 5-year maturities and 3- and 6-month securities, as we rode the flattening yield curve. In terms of sector allocation, we increased our overweight to spread sector product during the final four months of the calendar year, benefiting specifically from outperformance from securitized debt, investment grade and high yield securities.

OUTLOOK: TURNING TO INCOME WITH AN EYE ON SPREADS

   We expect to maintain our barbell position in anticipation of further Fed tightening and the resulting flattening in the yield curve. As for spread product, we anticipate reducing our overweight somewhat, as we see little room for further capital appreciation.

   Consistent with our expectation that interest rates could rise, we expect to keep the portfolio's duration shorter than the benchmark to minimize its vulnerability to rising rates.

Sincerely yours,

Credit Suisse Fixed Income Management Team

Kevin D. Barry, CFA,         Michael Buchanan, CFA,       Jo Ann Corkran,
Managing Director            Managing Director            Managing Director

Suzanne E. Moran,            David N. Fisher, CFA,        Craig Ruch, CFA,
Managing Director            Director                     Director

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS". SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SHORT DURATION BOND FUND(1) CLASS A SHARES(3)
             AND MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX(2) FROM
                              INCEPTION (7/23/02).

                CREDIT SUISSE SHORT DURATION
                BOND FUND(1) -- CLASS A(3)                MERRILL LYNCH 1-3 YEAR
                (WITH MAXIMUM SALES CHARGE) -- $10,365    U.S. TREASURY INDEX(2) -- $10,508

 7/23/2002                                $      9,700                         $     10,000
 7/31/2002                                $      9,703                         $     10,015
 8/31/2002                                $      9,760                         $     10,049
 9/30/2002                                $      9,829                         $     10,132
10/31/2002                                $      9,868                         $     10,155
11/30/2002                                $      9,891                         $     10,124
12/31/2002                                $      9,976                         $     10,220
 1/31/2003                                $      9,994                         $     10,218
 2/28/2003                                $     10,053                         $     10,261
 3/31/2003                                $     10,081                         $     10,280
 4/30/2003                                $     10,119                         $     10,299
 5/31/2003                                $     10,165                         $     10,337
 6/30/2003                                $     10,180                         $     10,353
 7/31/2003                                $     10,083                         $     10,297
 8/31/2003                                $     10,084                         $     10,304
 9/30/2003                                $     10,198                         $     10,397
10/31/2003                                $     10,170                         $     10,359
11/30/2003                                $     10,175                         $     10,353
12/31/2003                                $     10,230                         $     10,413
 1/31/2004                                $     10,266                         $     10,435
 2/29/2004                                $     10,313                         $     10,484
 3/31/2004                                $     10,350                         $     10,517
 4/30/2004                                $     10,255                         $     10,416
 5/31/2004                                $     10,231                         $     10,406
 6/30/2004                                $     10,239                         $     10,405
 7/31/2004                                $     10,275                         $     10,443
 8/31/2004                                $     10,343                         $     10,515
 9/30/2004                                $     10,348                         $     10,506
10/31/2004                                $     10,374                         $     10,538
11/30/2004                                $     10,338                         $     10,486
12/31/2004                                $     10,365                         $     10,508

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SHORT DURATION BOND FUND(1) CLASS A SHARES(3)
             AND MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX(2) FROM
                              INCEPTION (5/01/03).

                CREDIT SUISSE SHORT DURATION BOND
                FUND(1) -- CLASS C(3) (WITH MAXIMUM
                CONTINGENT DEFERRED SALES CHARGE) --      MERRILL LYNCH 1-3 YEAR
                $10,146                                   U.S. TREASURY INDEX(2) -- $10,203

  5/1/2003                              $       10,000                         $     10,000
 5/31/2003                              $       10,031                         $     10,038
 6/30/2003                              $       10,041                         $     10,053
 7/31/2003                              $       9,940                          $     9,998
 8/31/2003                              $       9,938                          $     10,005
 9/30/2003                              $       10,047                         $     10,096
10/31/2003                              $       10,015                         $     10,058
11/30/2003                              $       10,015                         $     10,053
12/31/2003                              $       10,065                         $     10,111
 1/31/2004                              $       10,096                         $     10,132
 2/29/2004                              $       10,138                         $     10,180
 3/31/2004                              $       10,171                         $     10,212
 4/30/2004                              $       10,073                         $     10,114
 5/31/2004                              $       10,045                         $     10,104
 6/30/2004                              $       10,049                         $     10,103
 7/31/2004                              $       10,080                         $     10,140
 8/31/2004                              $       10,153                         $     10,210
 9/30/2004                              $       10,143                         $     10,201
10/31/2004                              $       10,174                         $     10,232
11/30/2004                              $       10,135                         $     10,182
12/31/2004                              $       10,146                         $     10,203

               AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1)

                                                 1 YEAR   SINCE INCEPTION
                                                 ------   ---------------
Class A Without Sales Charge                       1.32%             2.75%
Class A With Maximum Sales Charge                 (1.71)%            1.48%
Class C Without CDSC                               0.81%             0.87%
Class C With CDSC                                  0.07%             0.87%

   RETURNS REPRESENTS PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was down 2.82%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was down 0.81%.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

                                                   CLASS A            CLASS C
                                               ---------------    ---------------
ACTUAL FUND RETURN
Beginning Account Value 7/1/04                 $      1,000.00    $      1,000.00
Ending Account Value 12/31/04                  $      1,012.30    $      1,009.70
Expenses Paid per $1,000*                      $          4.30    $          6.82

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/1/04                 $      1,000.00    $      1,000.00
Ending Account Value 12/31/04                  $      1,020.86    $      1,018.35
Expenses Paid per $1,000*                      $          4.32    $          6.85

                                                   CLASS A            CLASS C
                                               ---------------    ---------------
ANNUALIZED EXPENSE RATIOS*
                                                          0.85%              1.35%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSE PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Corporate Bonds                            40.4%
Asset-Backed Securities                    25.0%
US Agencies                                17.7%
Mortgage-Backed Securities                  8.2%
Foreign Bonds                               6.7%
Short-Term Investments                      1.6%
US Treasuries                               0.4%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
December 31,

    PAR                                                               RATINGS+
   (000)                                                            (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                            -------------     --------      -----        -----
CORPORATE BONDS (40.2%)
AUTOMOBILES (0.4%)
$      200   Cummins, Inc., Notes                                   (BB+ , Ba2)      03/01/05         6.450  $    201,000
       200   Lear Corp., Series B, Company
              Guaranteed Notes                                     (BBB- , Baa3)     05/15/05         7.960       203,212
                                                                                                             ------------
                                                                                                                  404,212
                                                                                                             ------------
BANKS (0.8%)
       750   Bank of America Corp., Global Senior Notes              (A+ , Aa2)      01/15/08         3.875       756,385
                                                                                                             ------------
BUILDING PRODUCTS (0.4%)
       400   American Standard, Inc., Company
              Guaranteed Notes                                      (BBB- , Baa3)    04/15/05         7.375       404,869
                                                                                                             ------------
CABLE (1.2%)
     1,000   Comcast Cable Communications, Inc.,
              Global Notes                                          (BBB , Baa3)     05/01/07         8.375     1,106,540
                                                                                                             ------------
CHEMICALS (0.1%)
       100   Georgia Gulf Corp., Notes                              (BBB- , Ba3)     11/15/05         7.625       103,750
                                                                                                             ------------
CONSUMER PRODUCTS/TOBACCO (0.6%)
       500   Leggett & Platt, Inc., Series MTN1, Notes               (A+ , A2)       06/02/08         6.330       540,162
                                                                                                             ------------
DIVERSIFIED FINANCIALS (9.3%)
       500   Capital One Financial Corp., Notes                    (BB+ , Baa3)      05/01/06         7.250       524,306
       780   CIT Group, Inc., Global Senior Notes                    (A , A2)        04/02/07         7.375       842,643
       345   Countrywide Home Loans, Inc., Series MTN,
              Global Notes                                           (A , A3)        05/21/08         3.250       337,617
     1,340   Countrywide Home Loans, Inc., Series MTNL,
              Global Company Guaranteed Notes#                       (A , A3)        04/12/05         2.140     1,339,875
       400   Ford Motor Credit Co., Global Notes                    (BBB- , A3)      01/15/10         5.700       404,078
     1,770   General Electric Capital Corp., Series MTNA,
              Global Notes                                          (AAA , Aaa)      03/15/07         5.375     1,839,520
       575   JPMorgan Chase & Co., Global Notes                     (A+ , Aa3)       03/15/09         3.500       563,912
       525   MBNA America Bank, Rule 144A,
              Subordinated Notes++                                 (BBB , Baa2)      03/15/08         6.750       566,617
       500   PPL Capital Funding, Inc., Series A, Company
              Guaranteed Notes                                     (BBB- , Baa3)     03/01/09         4.330       494,644
       295   Prudential Financial, Inc., Senior Notes                (A- , A3)       11/15/06         4.104       298,364
       830   SLM Corp., Series MTNA, Notes                           (A , A2)        01/15/09         4.000       830,363
       750   Textron Financial Corp., Global Notes                   (A- , A3)       06/01/07         5.875       788,863
                                                                                                             ------------
                                                                                                                8,830,802
                                                                                                             ------------

ELECTRIC (6.6%)
       730   American Electric Power Company, Inc., Series A,
              Global Notes                                         (BBB , Baa3)      05/15/06         6.125       756,807
       500   Consolidated Edison Company of New York,
              Debentures                                             (A , A1)        05/01/10         8.125       591,637
     1,200   Dominion Resources, Inc., Series A, Notes             (BBB+ , Baa1)     11/15/06         3.660     1,202,592
       285   Energy East Corp., Notes                              (BBB , Baa2)      11/15/06         5.750       296,344
       895   FPL Group Capital, Inc., Notes                          (A- , A2)       04/11/06         3.250       895,754

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                            (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                            -------------     --------      -----        -----
CORPORATE BONDS
ELECTRIC
$      375   FPL Group Capital, Inc., Notes                          (A- , A2)       02/16/07         4.086  $    379,164
       505   Midwest Energy, Inc., Senior Notes                    (BBB+ , Baa2)     10/15/09         8.700       595,644
       526   Pacific Gas & Electric Co., First Mortgage
              Notes#                                               (BBB , Baa2)      04/03/06         2.720       526,471
       500   Public Service Company of New Mexico,
              Senior Notes                                         (BBB , Baa2)      09/15/08         4.400       504,606
       500   Wisconsin Electric Power Co., Debentures                (A- , A1)       11/15/06         6.625       528,639
                                                                                                             ------------
                                                                                                                6,277,658
                                                                                                             ------------
FINANCE (7.0%)
       500   Bank One Corp., Global Notes                           (A+ , Aa3)       08/01/08         6.000       535,571
     1,150   Bear Stearns Companies, Inc., Global Notes              (A , A1)        07/02/08         2.875     1,113,285
       525   Erac USA Finance Co., Rule 144A, Notes++              (BBB+ , Baa1)     05/01/05         8.250       533,694
       600   Franklin Resources, Inc., Notes                         (A , A2)        04/15/08         3.700       599,041
       985   Goldman Sachs Group, Inc., Global Notes                (A+ , Aa3)       01/15/08         4.125       998,084
     1,000   Lehman Brothers Holdings, Inc., Global Notes            (A , A1)        01/22/08         4.000     1,007,617
       850   Merrill Lynch & Company, Inc., Series MTNB,
              Notes                                                 (A+ , Aa3)       07/15/08         3.125       829,712
     1,000   Morgan Stanley, Global Bonds                           (A+ , Aa3)       04/01/07         5.800     1,048,922
                                                                                                             ------------
                                                                                                                6,665,926
                                                                                                             ------------
FOOD (2.2%)
       200   Archer-Daniels-Midland Co., Debentures                  (A+ , A1)       01/15/06        10.250       213,178
       500   Sara Lee Corp., Notes                                   (A+ , A3)       06/15/06         1.950       490,695
     1,370   Unilever Capital Corp., Global Company
              Guaranteed Notes                                       (A+ , A1)       11/01/05         6.875     1,412,651
                                                                                                             ------------
                                                                                                                2,116,524
                                                                                                             ------------
GAMING (0.5%)
       200   Harrah's Operating Company, Inc., Company
              Guaranteed Notes                                      (BB+ , Ba1)      12/15/05         7.875       208,500
       200   MGM Mirage, Inc., Company Guaranteed Notes             (BB- , Ba2)      06/01/07         9.750       223,000
                                                                                                             ------------
                                                                                                                  431,500
                                                                                                             ------------
GAS (0.9%)
       800   Sempra Energy, Notes                                  (BBB+ , Baa1)     12/01/05         6.950       826,032
                                                                                                             ------------
HEALTHCARE SERVICES (0.7%)
       200   Caremark Rx, Inc., Senior Notes                       (BBB- , Baa3)     10/01/06         7.375       211,904
       200   HCA, Inc., Notes                                       (BB+ , Ba2)      06/15/05         6.910       202,953
       200   Manor Care, Inc., Senior Notes                        (BBB , Baa3)      06/15/06         7.500       210,851
                                                                                                             ------------
                                                                                                                  625,708
                                                                                                             ------------
HOME BUILDERS (0.6%)
       500   KB Home, Senior Subordinated Notes                     (BB- , Ba2)      12/15/08         8.625       567,500
                                                                                                             ------------
INSURANCE (2.3%)
     2,205   American International Group, Inc., Global Notes       (AAA , Aaa)      05/15/08         2.875     2,138,581
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                            (S&P/MOODY'S)     MATURITY      RATE%       VALUE
   -----                                                            -------------     --------      -----       -----
CORPORATE BONDS
LODGING (0.3%)
$      250   Caesars Entertainment, Inc., Senior
              Subordinated Notes                                    (BB- , Ba2)      12/15/05         7.875  $    260,000
                                                                                                             ------------
MEDIA (1.8%)
       940   AOL Time Warner, Inc., Global Company
              Guaranteed Notes                                     (BBB+ , Baa1)     05/01/05         5.625       948,733
       230   Cox Communications, Inc., Notes                       (BBB- , Baa3)     08/15/06         7.750       244,740
       555    Liberty Media Corp., Global Senior Notes#            (BBB- , Baa3)     09/17/06         3.990       561,943
                                                                                                             ------------
                                                                                                                1,755,416
                                                                                                             ------------
OIL & GAS (0.5%)
       500   Pemex Project Funding Master Trust, Rule 144A,
              Notes++#                                             (BBB- , Baa1)     06/15/10         3.790       514,250
                                                                                                             ------------
PAPER & FOREST PRODUCTS (0.2%)
       175   Georgia-Pacific Corp., Notes                           (BB+ , Ba3)      05/15/06         7.500       184,188
                                                                                                             ------------
REAL ESTATE (0.7%)
       650   EOP Operating LP, Senior Notes                        (BBB+ , Baa2)     02/15/05         6.625       652,944
                                                                                                             ------------
RESTAURANTS (0.1%)
        85   Yum! Brands, Inc., Senior Notes                       (BBB- , Baa3)     04/15/06         8.500        90,322
                                                                                                             ------------
RETAIL STORES (0.2%)
       200   Pep Boys - Manny, Moe & Jack, Series MTNB,
              Notes                                                 (BB- , B2)       07/07/06         6.920       208,000
                                                                                                             ------------
TELECOMMUNICATIONS (2.8%)
       305   360 Communications Co., Senior Notes                    (A , A2)        03/01/06         7.500       319,711
       650   AT&T Wireless Services, Inc., Global Senior
              Notes                                                (BBB , Baa2)      03/01/06         7.350       680,179
       230   Cingular Wireless LLC, Global Senior Notes             (A , Baa2)       12/15/06         5.625       238,994
       685   Verizon Global Funding Corp., Global Notes              (A+ , A2)       06/15/07         6.125       725,918
       635   Verizon Wireless Capital LLC, Global Notes              (A+ , A3)       12/15/06         5.375       658,039
                                                                                                             ------------
                                                                                                                2,622,841
                                                                                                             ------------
TOTAL CORPORATE BONDS (Cost $38,054,077)                                                                       38,084,110
                                                                                                             ------------
ASSET BACKED SECURITIES (21.9%)
        47   AQ Finance NIM Trust, Series 2002-NA4#                 (BBB , Aaa)      09/25/32        10.330         9,453
       241   Bay View Auto Trust, Series 2002-LJ1,
              Class A3#                                             (AAA , Aaa)      12/25/07         2.920       240,923
       281   Caterpillar Financial Asset Trust, Series 2002-A,
              Class A3#                                             (AAA , Aaa)      02/25/08         3.150       281,554
     1,230   Caterpillar Financial Asset Trust, Series 2004-A,
              Class A3#                                             (AAA , Aaa)      01/26/09         3.130     1,220,583
     1,392   Centex Home Equity, Series 2000-C, Class A4            (AAA , Aaa)      05/25/29         7.720     1,425,389
     1,190   Citifinancial Mortgage Securities, Inc.,
              Series 2003-2, Class AF2#                             (AAA , Aaa)      05/25/33         2.126     1,182,562
       781   Countrywide Asset-Backed Certificates,
              Series 2001-BC1, Class A6                             (AAA , Aaa)      11/25/31         6.565       801,463

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                            (S&P/MOODY'S)     MATURITY      RATE%       VALUE
   -----                                                            -------------     --------      -----       -----
ASSET BACKED SECURITIES
    $  801   Countrywide Home Equity Loan Trust,
              Series 2001-1, Class AF6                              (AAA , Aaa)      07/25/31         6.434  $    809,846
       250   Embarcadero Aircraft Securitization Trust,
              Series 2000-A, Class A1#                               (BB , B3)       08/15/25         2.883       132,500
       390   GE Capital Mortgage Services, Inc.,
              Series 1998-HE1, Class A7#                            (AAA , Aaa)      06/25/28         6.465       389,182
       229   GE Capital Mortgage Services, Inc.,
              Series 1999-HE2, Class A5                             (AAA , Aaa)      03/25/29         7.510       231,579
     2,496   GMAC Mortgage Corporation Loan Trust,
              Series 2003-HE2, Class A2++++                         (AAA , Aaa)      06/25/25         3.140     2,489,764
     1,155   Harley-Davidson Motorcycle Trust,
              Series 2004-2, Class A2#                              (AAA , Aaa)      02/15/12         3.560     1,152,112
       304   IMC Home Equity Loan Trust,
              Series 1997-5, Class A10#                             (AAA , Aaa)      11/20/28         6.880       304,098
       492   Indymac Home Equity Loan Asset-Backed Trust,
              Series 2000-C, Class AF6                              (AAA , Aaa)      02/25/30         7.340       498,617
       279   Mellon Residential Funding Corp.,
              Series 1998-TBC1, Class A3#                           (AAA , Aaa)      10/25/28         3.573       281,247
       683   Mortgage Lenders Network Home Equity Loan,
              Series 1998-2, Class A1                               (AAA , Aaa)      07/25/29         6.605       695,279
     1,330   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI3#                             (AAA , Aaa)      11/25/33         3.560     1,329,644
     1,080   Nissan Auto Lease Trust,
              Series 2004-A, Class A3                               (AAA , Aaa)      08/15/07         2.900     1,073,757
     1,090   Nissan Auto Receivables Owner Trust,
              Series 2004-C, Class A2#                              (AAA , Aaa)      12/15/06         2.430     1,085,742
       310   Residential Asset Mortgage Products, Inc.,
              Series 2001-RS3, Class AI4#                           (AAA , Aaa)      10/25/31         6.290       311,933
     3,000   Residential Funding Mortgage Securities I,
              Series 2003-HI2, Class A4++++#                        (AAA , Aaa)      05/25/17         2.770     2,986,875
       442   Vanderbilt Mortgage Finance,
              Series 1998-C, Class 1B1#                            (BBB , Baa1)      02/07/15         6.970       450,125
     1,375   Whole Auto Loan Trust,
              Series 2003-1, Class A4#                               (AAA , Aaa)     03/15/10         2.580     1,356,723
                                                                                                             ------------
TOTAL ASSET BACKED SECURITIES (Cost $21,005,834)                                                               20,740,950
                                                                                                             ------------
MORTGAGE-BACKED SECURITIES (25.7%)
       473   Aames Mortgage Trust,
              Series 1998-C, Class A6F                              (AAA , Aaa)      09/15/28         6.133       473,659
     1,345   Bank of America Mortgage Securities, Inc.,
              Series 2004-E, Class 2A3++++#                         (AAA , Aaa)      06/25/34         4.128     1,336,829
     2,494   Fannie Mae Pool#254591++++                             (AAA , Aaa)      01/01/18         5.500     2,582,954
       729   Fannie Mae Pool#255377++++                             (AAA , Aaa)      08/01/34         7.000       772,873
       730   Fannie Mae Pool#255416++++                             (AAA , Aaa)      08/01/34         7.000       773,367
     1,720   Fannie Mae Pool#313409++++                             (AAA , Aaa)      03/01/12         6.500     1,826,767
       733   Fannie Mae Pool#535546++++                             (AAA , Aaa)      12/01/14         5.500       760,562

                See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                            (S&P/MOODY'S)     MATURITY      RATE%       VALUE
   -----                                                            -------------     --------      -----       -----
MORTGAGE-BACKED SECURITIES
$      722   Fannie Mae Pool#545162++++                             (AAA , Aaa)      12/01/13         6.500  $    766,509
     1,480   Fannie Mae Pool#571868++++                             (AAA , Aaa)      05/01/14         6.000     1,554,328
       159   Fannie Mae Pool#633075++++#                            (AAA , Aaa)      02/01/32         5.405       162,567
       466   Fannie Mae Pool#651933++++#                            (AAA , Aaa)      07/01/32         5.114       476,480
       899   Fannie Mae Pool#674704++++                             (AAA , Aaa)      01/01/18         5.500       931,175
     2,139   Fannie Mae Pool#675346++++#                            (AAA , Aaa)      12/01/32         4.546     2,173,741
       238   Federal Home Loan Mortgage Corp.,
              Series 2474, Class NE++++                             (AAA , Aaa)      07/15/17         5.000       243,075
     1,089   Federal Home Loan Mortgage Corp.,
              Structured Pass-through Securities,
              Series H008, Class A3++++#                            (AAA , Aaa)      06/15/07         2.290     1,084,835
        52   Federal National Mortgage Association,
              Series 2001-63, Class AQ++++                          (AAA , Aaa)      01/25/31         5.750        52,138
       128   Federal National Mortgage Association,
              Series 2002-57, Class BC++++                          (AAA , Aaa)      06/25/15         5.500       128,557
        27   Federal National Mortgage Association,
              Series 2002-57, Class DJ++++                          (AAA , Aaa)      06/25/29         5.000        27,119
       172   Federal National Mortgage Association,
              Series 2002-70, Class BK++++#                         (AAA , Aaa)      12/25/14         5.000       172,686
       782   Federal National Mortgage Association,
              Series 2002-W7, Class A3++++                          (AAA , Aaa)      01/25/25         5.250       785,473
       713   Freddie Mac Pool#1B1994++++#                           (AAA , Aaa)      09/01/34         4.758       715,825
       643   Freddie Mac Pool#789806++++#                           (AAA , Aaa)      09/01/32         5.102       659,156
       853   GE Capital Commercial Mortgage Corp.,
              Series 2001-3, Class A1#                              (AAA , Aaa)      06/10/38         5.560       889,995
     1,195   JPMorgan Chase Commercial Mortgage
              Securities Corp., Series 2004-CB9, Class A1#          (AAA , Aaa)      06/12/41         3.475     1,184,668
     1,080   LB-UBS Commercial Mortgage Trust,
              Series 2004-C7, Class A2                              (AAA , Aaa)      10/15/29         3.992     1,073,640
       519   Master Adjustable Rate Mortgages Trust,
              Series 2003-1, Class 2A1#                             (AAA , Aaa)      12/25/32         4.650       518,339
     2,265   Morgan Stanley Capital I, Series 2003-T11,
              Class A1#                                             (AAA , Aaa)      06/13/41         3.260     2,238,179
                                                                                                             ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,342,017)                                                            24,365,496
                                                                                                             ------------
FOREIGN BONDS (6.7%)
BANKS (0.9%)
       800   Korea Exchange Bank, Subordinated Notes
              (South Korea)#                                        (B+ , Baa3)      06/30/10        13.750       834,299
                                                                                                             ------------
HOLDING COMPANIES-DIVERSIFIED (2.3%)
     2,075   Pacificorp Australia, Rule 144A, Bonds
              (Australia)++                                         (AAA , Aaa)      01/15/08         6.150     2,216,137
                                                                                                             ------------
OIL & GAS (0.6%)
       500   Petroleos Mexicanos, Rule 144A, Bonds
              (Mexico)++                                           (BBB- , Baa1)     06/01/07         9.000       563,750
                                                                                                             ------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                               RATINGS+
   (000)                                                            (S&P/MOODY'S)     MATURITY      RATE%       VALUE
   -----                                                            -------------     --------      -----       -----
FOREIGN BONDS
SOVEREIGN (1.7%)
    $  500   Government of Russia, Series VI, Debentures
              (Russia)                                              (BB+ , Ba1)      05/14/06         3.000  $    491,050
     1,050   Republic of Chile, Global Notes (Chile)#               (A , Baa1)       01/28/08         2.519     1,058,519
        50   Republic of Philippines, Restructured Debt,
              Foreign Government Guaranteed (Philippines)#          (BB , Ba2)       01/05/05         2.694        50,000
                                                                                                             ------------
                                                                                                                1,599,569
                                                                                                             ------------
TELECOMMUNICATIONS (1.2%)
       515   Deutsche Telekom International Finance BV,
              Global Company Guaranteed Notes
              (Netherlands)#                                       (BBB+ , Baa2)     06/15/05         1.000       527,060
       550   France Telecom SA, Global Notes (France)#             (BBB+ , Baa2)     03/01/06         7.950       577,641
                                                                                                             ------------
                                                                                                                1,104,701
                                                                                                             ------------
TOTAL FOREIGN BONDS (Cost $6,528,409)                                                                           6,318,456
                                                                                                             ------------

UNITED STATES TREASURY OBLIGATIONS (0.4%)
       355   United States Treasury Notes++++++
              (Cost $350,997)                                       (AAA , Aaa)      03/31/06         1.500       349,315
                                                                                                             ------------
SHORT-TERM INVESTMENTS (4.8%)
     2,975   Sheffield Receivables Corp.                           (A-1+ , P-1)      01/03/05         2.352     2,974,612
     1,530   United States Treasury Bills++++++,++++                (AAA , Aaa)      01/20/05         1.870     1,528,559
                                                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,503,171)                                                                  4,503,171
                                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $94,784,505)                                                          94,361,498
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                      250,038
                                                                                                             ------------

NET ASSETS (100.0%)                                                                                          $ 94,611,536
                                                                                                             ============

OPEN OPTION CONTRACTS WRITTEN

                         NUMBER OF   EXERCISE   EXPIRATION
NAME OF ISSUER           CONTRACTS     PRICE       DATE        VALUE
--------------           ---------  ----------  ----------  -----------
S&P 500 Put Option           38       $   0.90   1/22/2005    $   3,420
S&P 500 Call Option          46           1.70   1/22/2005        7,820
                         ---------                          -----------
                             84                               $  11,240
                         =========                          ===========

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $4,394,448 or 4.6% of net assets.

++++    Collateral segregated for futures contracts.

++++++  A portion of the security is pledged as collateral for options written.

# Variable rate obligations -- The interest rate shown is the rate as of December 31, 2004.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

ASSETS
    Investments at value (Cost $94,784,505) (Note 1)                                         $    94,361,498
    Cash                                                                                              19,376
    Interest receivable                                                                              689,250
    Receivable for fund shares sold                                                                   25,195
    Variation margin receivable                                                                        3,797
    Prepaid expenses                                                                                   2,901
                                                                                             ---------------
      Total Assets                                                                                95,102,017
                                                                                             ---------------

LIABILITIES
    Advisory fee payable (Note 2)                                                                     11,404
    Administrative services fee payable (Note 2)                                                      20,074
    Distribution fee payable (Note 2)                                                                 23,535
    Payable for fund shares redeemed                                                                 220,673
    Dividend payable                                                                                 138,899
    Outstanding options written, at value (premiums received $29,127) (Note 1)                        11,240
    Other accrued expenses payable                                                                    64,656
                                                                                             ---------------
      Total Liabilities                                                                              490,481
                                                                                             ---------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                           9,570
    Paid-in capital (Note 5)                                                                      96,915,587
    Accumulated net investment loss                                                                  (33,114)
    Accumulated net realized loss from investments, futures contracts and options written         (1,841,255)
    Net unrealized depreciation from investments, futures contracts, and options written            (439,252)
                                                                                             ---------------
      Net Assets                                                                             $    94,611,536
                                                                                             ===============

A SHARES
    Net assets                                                                               $    88,273,162
    Shares outstanding                                                                             8,929,249
                                                                                             ---------------
    Net asset value and redemption price per share                                           $          9.89
                                                                                             ===============
    Maximum offering price per share (net asset value/(1-3.00%))                             $         10.20
                                                                                             ===============

C SHARES
    Net assets                                                                               $     6,338,374
    Shares outstanding                                                                               640,787
                                                                                             ---------------
    Net asset value and offering price per share                                             $          9.89
                                                                                             ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2004(1)

                                                                              FOR THE PERIOD
                                                                             SEPTEMBER 1, 2004       FOR THE
                                                                                     TO             YEAR ENDED
                                                                             DECEMBER 31, 2004   AUGUST 31, 2004
                                                                             -----------------   ---------------
INTEREST INCOME (Note 1)                                                      $      1,202,043   $     5,285,187
                                                                             -----------------   ---------------

EXPENSES
    Investment advisory fees (Note 2)                                                  139,643           663,198
    Administrative services fees (Note 2)                                               63,277           284,746
    Distribution fees (Note 2)
      Class A                                                                           81,538           403,020
      Class C                                                                           17,214            34,435
    Registration fees                                                                   29,369            73,937
    Audit fees                                                                          16,325            26,283
    Printing fees (Note 2)                                                              14,409            16,934
    Legal fees                                                                          12,780            46,184
    Trustee's fees                                                                       6,364            18,816
    Custodian fees                                                                       5,111            29,735
    Transfer agent fees                                                                  4,709            27,640
    Insurance expense                                                                    4,515            26,492
    Commitment fees (Note 3)                                                               485             3,696
    Miscellaneous expense                                                                2,993             9,790
                                                                             -----------------   ---------------
      Total expenses                                                                   398,732         1,664,906
    Less: fees waived (Note 2)                                                         (90,751)         (232,653)
                                                                             -----------------   ---------------
      Net expenses                                                                     307,981         1,432,253
                                                                             -----------------   ---------------
       Net investment income                                                           894,062         3,852,934
                                                                             -----------------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS, FUTURE CONTRACTS AND OPTIONS WRITTEN
    Net realized gain (loss) from investments                                          (97,694)          608,540
    Net realized loss from futures contracts                                          (170,475)         (265,257)
    Net realized gain from options written                                             104,108           114,484
    Net change in unrealized appreciation (depreciation)
      from investments                                                                (608,920)          486,783
    Net change in unrealized appreciation (depreciation)
      from futures contracts                                                            (4,067)          (30,065)
    Net change in unrealized appreciation (depreciation)
      from options written                                                              (5,526)           23,413
                                                                             -----------------   ---------------
    Net realized and unrealized gain (loss) from
      investments, future contracts and options written                               (782,574)          937,898
                                                                             -----------------   ---------------
    Net increase in net assets resulting from operations                      $        111,488   $     4,790,832
                                                                             =================   ===============

(1)  The Fund changed its fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE PERIOD
                                                                SEPTEMBER 1, 2004       FOR THE YEAR       FOR THE YEAR
                                                                        TO                  ENDED              ENDED
                                                               DECEMBER 31, 2004(1)    AUGUST 31, 2004    AUGUST 31, 2003
                                                               --------------------    ---------------    ---------------
FROM OPERATIONS
  Net investment income                                        $            894,062    $     3,852,934    $     5,039,060
  Net realized gain (loss) from investments,
   futures contracts and options written                                   (164,061)           457,767            326,580
  Net change in unrealized appreciation
   (depreciation) from investments, futures
   contracts and options written                                           (618,513)           480,131           (619,263)
                                                               --------------------    ---------------    ---------------
   Net increase in net assets resulting from operations                     111,488          4,790,832          4,746,377
                                                               --------------------    ---------------    ---------------

FROM DIVIDENDS
  Dividends from net investment income
   Class A shares                                                          (985,783)        (4,831,203)        (6,312,383)
   Class C shares                                                           (57,912)          (119,237)            (5,955)
                                                               --------------------    ---------------    ---------------
   Net decrease in net assets resulting from dividends                   (1,043,695)        (4,950,440)        (6,318,338)
                                                               --------------------    ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                            6,376,427         54,043,332        285,297,987
  Reinvestment of dividends                                                 454,771          2,324,104          3,612,369
  Net asset value of shares redeemed                                    (21,020,414)      (190,255,501)      (159,755,275)
                                                               --------------------    ---------------    ---------------
   Net increase (decrease) in net assets from
     capital share transactions                                         (14,189,216)      (133,888,065)       129,155,081
                                                               --------------------    ---------------    ---------------
  Net increase (decrease) in net assets                                 (15,121,423)      (134,047,673)       127,583,120

NET ASSETS
  Beginning of period                                                   109,732,959        243,780,632        116,197,512
                                                               --------------------    ---------------    ---------------
  End of period                                                $         94,611,536    $   109,732,959    $   243,780,632
                                                               ====================    ===============    ===============
  ACCUMULATED NET INVESTMENT LOSS                              $            (33,114)   $       (33,750)   $       (34,447)
                                                               ====================    ===============    ===============

(1)  The Fund changed its fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                              FOR THE PERIOD
                                                             SEPTEMBER 1, 2004              FOR THE YEAR ENDED AUGUST 31,
                                                                    TO               -------------------------------------------
                                                            DECEMBER 31, 2004(1)         2004              2003         2002(2)
                                                            --------------------     -------------     -------------  ----------
PER SHARE DATA
Net asset value, beginning of period                        $               9.97     $       10.02     $       10.03  $    10.00
                                                            --------------------     -------------     -------------  ----------
INVESTMENT OPERATIONS
  Net investment income                                                     0.09(3)           0.23(3)           0.34        0.03
  Net gain (loss) on investments, futures contracts and
    options written (both realized and unrealized)                         (0.07)             0.02             (0.01)       0.03
                                                            --------------------     -------------     -------------  ----------
      Total from investment operations                                      0.02              0.25              0.33        0.06
                                                            --------------------     -------------     -------------  ----------
LESS DIVIDENDS
  Dividends from net investment income                                     (0.10)            (0.30)            (0.34)      (0.03)
                                                            --------------------     -------------     -------------  ----------
NET ASSET VALUE, END OF PERIOD                              $               9.89     $        9.97     $       10.02  $    10.03
                                                            ====================     =============     =============  ==========
      Total return(4)                                                       0.21%             2.57%             3.33%       0.62%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                  $             88,273     $     102,529     $     241,869  $  116,198
    Ratio of expenses to average net assets                                 0.85%(5)          0.85%             0.81%       0.75%(5)
    Ratio of net investment income to average net assets                    2.60%(5)          2.33%             2.62%       2.85%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                  0.26%(5)          0.14%             0.21%       0.64%(5)
  Portfolio turnover rate                                                     12%               82%               62%          0%

(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2)  For the period July 23, 2002 (inception date) through August 31, 2002.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                 FOR THE PERIOD
                                                                SEPTEMBER 1, 2004        FOR THE YEAR ENDED AUGUST 31,
                                                                       TO               ------------------------------
                                                               DECEMBER 31, 2004(1)          2004            2003(2)
                                                               --------------------     -------------    -------------
PER SHARE DATA
Net asset value, beginning of period                           $               9.98     $       10.02    $       10.16
                                                               --------------------     -------------    -------------
INVESTMENT OPERATIONS
  Net investment income                                                        0.07              0.18(3)          0.08
  Net gain (loss) on investments, futures contracts
    and options written (both realized and unrealized)                        (0.08)             0.03            (0.14)
                                                               --------------------     -------------    -------------
      Total from investment operations                                        (0.01)             0.21            (0.06)
                                                               --------------------     -------------    -------------
LESS DIVIDENDS

  Dividends from net investment income                                        (0.08)            (0.25)           (0.08)
                                                               --------------------     -------------    -------------
NET ASSET VALUE, END OF PERIOD                                 $               9.89     $        9.98    $       10.02
                                                               ====================     =============    =============
      Total return(4)                                                         (0.06)%            2.16%           (0.62)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $              6,338     $       7,204    $       1,912
    Ratio of expenses to average net assets                                    1.35%(5)          1.35%            1.35%(5)
    Ratio of net investment income to average net assets                       2.10%(5)          1.83%           (1.18)%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                     0.26%(5)          0.14%            0.16%(5)
  Portfolio turnover rate                                                        12%               82%              62%

(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2)  For the period May 1, 2003 (inception date) through August 31, 2003.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SHORT DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

   The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At December 31, 2004, the Fund had the following open futures contracts:

                                              NUMBER OF   EXPIRATION     CONTRACT      CONTRACT       UNREALIZED
FUTURES CONTRACTS                             CONTRACTS      DATE         AMOUNT        VALUE        DEPRECIATION
-----------------                             ---------   ----------   ------------  -------------   ------------
US Treasury 2 Year Notes Futures (long)          192       03/31/05    $ 40,254,565  $  40,242,000   $    (12,565)
                                                                       ------------  -------------   ------------
US Treasury 5 Year Notes Futures (short)        (165)      03/21/05     (18,051,089)   (18,072,656)       (21,567)
                                                                       ------------  -------------   ------------
                                                                       $ 22,203,476  $  22,169,344   $    (34,132)
                                                                       ============  =============   ============

   H) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

   Transactions in written options for puts and calls for the period ended December 31, 2004 were as follows:

                                                     NUMBER OF             PREMIUMS
                                                     CONTRACTS         RECEIVED (PAID)
                                                     ---------         ---------------
Options outstanding at beginning of period              92                  $   38,363
Options written                                        368                     141,493
Options expired                                         --                          --
Options terminated in closing purchase transactions   (376)                   (150,729)
Options exercised                                       --                          --
                                                     ---------              ----------
Options outstanding at end of period                    84                  $   29,127
                                                     =========              ==========

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the period ended December 31, 2004, investment advisory fees earned and voluntarily waived were $139,643 and $90,751, respectively. CSAM will not recapture from the Fund any fees it waived during the period ended December 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the period ended December 31, 2004, co-administrative services fees earned by CSAMSI were $34,911.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS                              ANNUAL RATE
        ------------------------                              -----------
           First $5 billion                         0.050% of average daily net assets
           Next $5 billion                          0.035% of average daily net assets
           Over $10 billion                         0.020% of average daily net assets

   For the period ended December 31, 2004, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $28,366.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

   For the period ended December 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $3,901 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the period ended December 31, 2004, Merrill was paid $194 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal funds rate plus 0.50%. At December 31, 2004, and during the period ended December 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the period ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                    U.S. GOVERNMENT AND
                        INVESTMENTS                  AGENCY OBLIGATIONS
                --------------------------     ----------------------------
                  PURCHASES       SALES         PURCHASES         SALES
                ------------  ------------     -----------     ------------
                $ 11,582,702  $ 18,860,760     $ 4,445,114     $  8,025,065

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                                                CLASS A
                                     ---------------------------------------------------------------------------------------------
                                           FOR THE PERIOD
                                             SEPTEMBER 1
                                                  TO                        FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                         DECEMBER 31, 2004(1)                AUGUST 31, 2004                  AUGUST 31, 2003
                                     -----------------------------     -----------------------------   ---------------------------
                                         SHARES          VALUE             SHARES          VALUE          SHARES         VALUE
                                     -------------   -------------     -------------  --------------   ------------  -------------
Shares sold                                615,716   $   6,115,759         4,690,616  $   47,124,177     28,018,489  $ 283,346,547
Shares issued in
  reinvestment of dividends                 45,335         449,788           229,947       2,308,332        356,927      3,609,883
Shares redeemed                         (2,011,551)    (19,950,510)      (18,784,398)   (188,666,433)   (15,816,526)  (159,730,635)
                                     -------------   -------------     -------------  --------------   ------------  -------------
Net increase (decrease)                 (1,350,500)  $ (13,384,963)      (13,863,835) $ (139,233,924)    12,558,890  $ 127,225,795
                                     =============   =============     =============  ==============   ============  =============

                                                                                CLASS C
                                     ---------------------------------------------------------------------------------------------
                                            FOR THE PERIOD
                                              SEPTEMBER 1
                                                  TO                         FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                          DECEMBER 31, 2004(1)                AUGUST 31, 2004                AUGUST 31, 2003(2)
                                     -----------------------------     -----------------------------   ---------------------------
                                       SHARES            VALUE              SHARES         VALUE          SHARES         VALUE
                                     -------------   -------------     -------------  --------------   ------------  -------------
Shares sold                                 26,121   $     260,668           689,135  $    6,919,155        193,003  $   1,951,440
Shares issued in
  reinvestment of dividends                    502           4,983             1,574          15,772            247          2,486
Shares redeemed                           (107,786)     (1,069,904)         (159,552)     (1,589,068)        (2,457)       (24,640)
                                     -------------   -------------     -------------  --------------   ------------  -------------
Net increase (decrease)                    (81,163)  $    (804,253)          531,157  $    5,345,859        190,793  $   1,929,286
                                     =============   =============     =============  ==============   ============  =============

(1)  The Fund changed its fiscal year end from August 31 to December 31.

(2)  For the period May 1, 2003 (inception date) through August 31, 2003.

   On December 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS       OF OUTSTANDING SHARES
                                  ------------      ----------------------
           Class A                      3                     25%
           Class C                      1                     80%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, post October losses, paydown gains and losses, foreign currency transactions and organizational expenses.

   The tax characteristics of dividends paid during the period ended December 31, 2004 and the years ended August 31, 2004 for the Fund were as follows:

                                 ORDINARY INCOME
                   -----------------------------------------------
                   DECEMBER 31, 2004               AUGUST 31, 2004
                   -----------------               ---------------
                      $    1,043,695                $    4,950,440

   At December 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                     $       26,650
       Accumulated net realized loss                         (1,621,276)
       Unrealized depreciation                                 (439,252)
       Undistributed ordinary loss -- other                     (59,764)
       Accumulated net realized loss -- other                  (219,979)
                                                         --------------
                                                         $   (2,313,621)
                                                         ==============

   At December 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                     EXPIRES DECEMBER 31,
               ----------------------------------------------------------
                  2010                    2011                    2012
               ----------             ----------               ----------
               $  123,290             $  874,951               $  623,035

   Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2004, the Fund elected to defer net losses arising between November 1, 2004 and December 31, 2004 of $236,224.

   At December 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $94,784,505, $560,541, $(983,548) and $(423,007), respectively.

   At December 31, 2004, the Fund reclassified $150,269 from accumulated net realized loss from investments to accumulated undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains/losses. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. SUBSEQUENT EVENT

The Fund changed its fiscal year end from August 31 to December 31. Accordingly, the Statement of Operations, the Statement of Changes in net assets and Financial Highlights reflect the period from September 1, 2004 to December 31, 2004.

CREDIT SUISSE SHORT DURATION BOND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Credit Suisse Short Duration Bond Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Short Duration Bond Fund (the "Fund") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 7, 2005

CREDIT SUISSE SHORT DURATION BOND FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                 TERM                                       NUMBER OF
                                                 OF OFFICE(1)                               PORTFOLIOS IN
                                                 AND                                        FUND
                          POSITION(S)            LENGTH         PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND         HELD WITH              OF TIME        OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH             TRUST                  SERVED         PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------   --------------------   ------------   -------------------------   -------------   -----------------------
INDEPENDENT TRUSTEES
Richard H. Francis        Trustee, Nominating    Since          Currently retired           41              None
c/o Credit Suisse Asset   and Audit Committee    Fund
Management, LLC           Member                 Inception
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth:04/23/32

Jeffrey E. Garten         Trustee, Nominating    Since          Dean of Yale School of      40              Director of Aetna, Inc.
Box 208200                and Audit              Fund           Management and William S.                   (insurance company);
New Haven, Connecticut    Committee              Inception      Beinecke Professor in the                   Director of Calpine
06520-8200                Member                                Practice of International                   Corporation (energy
                                                                Trade and Finance from                      provider); Director of
Date of Birth: 10/29/46                                         November 1995 to present.                   CarMax Group (used car
                                                                                                            dealers).

Peter F. Krogh            Trustee,               Since          Dean Emeritus and           40              Director of Carlisle
301 ICC                   Nominating             Fund           Distinguished Professor                     Companies Incorporated
Georgetown University     Committee Chairman     Inception      of International Affairs                    (diversified
Washington, DC 20057      and Audit Committee                   at the Edmund A. Walsh                      manufacturing company).
                          Member                                School of Foreign
                                                                Service, Georgetown
Date of Birth: 02/11/37                                         University from June 1995
                                                                to present.

James S. Pasman, Jr.      Trustee,               Since          Currently retired           42              Director of Education
c/o Credit Suisse Asset   Nominating             Fund                                                       Management Corp.
Management, LLC           and                    Inception
466 Lexington Avenue      Audit
New York, New York        Committee
10017-3140                Member

Date of Birth: 12/20/30

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                 TERM                                       NUMBER OF
                                                 OF OFFICE(1)                               PORTFOLIOS IN
                                                 AND                                        FUND
                          POSITION(S)            LENGTH         PRINCIPAL                   COMPLEX         OTHER
NAME, ADDRESS AND         HELD WITH              OF TIME        OCCUPATION(S) DURING        OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH             TRUST                  SERVED         PAST FIVE YEARS             TRUSTEE         HELD BY TRUSTEE
-----------------------   --------------------   ------------   -------------------------   -------------   -----------------------
INDEPENDENT TRUSTEES
Steven N. Rappaport       Lead Trustee,          Since          Partner of Lehigh Court,    42              Director of Presstek,
Lehigh Court, LLC         Nominating             Fund           LLC and RZ Capital                          Inc. (digital imaging
40 East 52nd Street       Committee              Inception      (private investment                         technologies company);
New York, New York        Member and                            firms) from July 2002 to                    Director of Wood
10022                     Audit                                 present; Transition                         Resources, LLC.
                          Committee                             Adviser to SunGard                          (plywood manufacturing
Date of Birth: 07/10/48   Chairman                              Securities Finance, Inc.                    company).
                                                                from February 2002 to
                                                                July 2002; President of
                                                                SunGard Securities
                                                                Finance, Inc. from 2001
                                                                to February 2002;
                                                                President of Loanet, Inc.
                                                                (on-line accounting
                                                                service) from 1997 to
                                                                2001.

INTERESTED TRUSTEES
Michael E. Kenneally(2)   Chairman and           Since          Chairman and Global Chief   44              None
Credit Suisse Asset       Chief                  2004           Executive Officer of CSAM
Management, LLC           Executive                             since 2003; Chairman and
466 Lexington Avenue      Officer                               Chief Investment Officer
New York, New York                                              of Banc of America
10017-3140                                                      Capital Management from
                                                                1998 to March 2003.
Date of Birth: 03/30/54

William W. Priest(3)      Trustee                Since          Chief Executive Officer     47              Director of Globe
Epoch Investment                                 Fund           of J Net Enterprises,                       Wireless, LLC (maritime
Partners                                         Inception      Inc. (technology holdings                   communication company);
667 Madison Avenue                                              company) since June 2004;                   Director of InfraRed X
New York, NY 10021                                              Chief Executive Officer                     (medical device
                                                                of Epoch Investment                         company); Director of J
Date of Birth: 09/24/41                                         Partners, Inc. since                        Net Enterprises, Inc.
                                                                April 2004; Co-Managing
                                                                Partner, Steinberg Priest
                                                                & Sloane Capital
                                                                Management, LLC from 2001
                                                                to March 2004; Chairman
                                                                and Managing Director of
                                                                CSAM from 2000 to
                                                                February 2001; Chief
                                                                Executive Officer and
                                                                Managing Director of CSAM
                                                                from 1990 to 2000.

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act because he is an officer of CSAM.
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                          POSITION(S)            LENGTH
NAME, ADDRESS AND         HELD WITH              OF TIME
DATE OF BIRTH             TRUST                  SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------   --------------------   ------------   ----------------------------------------------
OFFICERS
Michael A. Pignataro      Chief                  Since Fund     Director and Director of Fund Administration
Credit Suisse Asset       Financial              Inception      of CSAM; Associated with CSAM since 1984;
Management, LLC           Officer                               Officer of other Credit Suisse Funds.
466 Lexington Avenue      and
New York, New York        Treasurer
10017-3140

Date of Birth: 11/15/59

Emidio Morizio            Chief                  Since 2004     Director and Global Head of Compliance of
Credit Suisse Asset       Compliance                            CSAM; Associated with CSAM since July 2000;
Management, LLC           Officer                               Vice President and Director of Compliance of
466 Lexington Avenue                                            Forstmann-Leff Associates from 1998 to June
New York, New York                                              2000; Officer of other Credit Suisse Funds.
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                Chief Legal            Since 2004     Director and Deputy General Counsel of CSAM
Credit Suisse Asset       Officer                               since September 2004; Senior Associate of
Management, LLC                                                 Shearman & Sterling LLP from September 2000 to
466 Lexington Avenue                                            September 2004; Senior Counsel of the SEC
New York, New York                                              Division of Investment Management from June
10017-3140                                                      1997 to September 2000; Officer of other
                                                                Credit Suisse Funds.

Date of Birth: 08/14/70

J. Kevin Gao              Vice                   Since 2004     Vice President and legal counsel of CSAM;
Credit Suisse Asset       President and                         Associated with CSAM since July 2003;
Management, LLC           Secretary                             Associated with the law firm of Willkie Farr &
466 Lexington Avenue                                            Gallagher LLP from 1998 to 2003; Officer of
New York, New York                                              other Credit Suisse Funds.
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza           Assistant              Since Fund     Assistant Vice President of CSAM since January
Credit Suisse Asset       Treasurer              Inception      2001; Associated with CSAM since 1998; Officer
Management, LLC                                                 of other Credit Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE SHORT DURATION BOND FUND
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

Corporate Shareholders should note for the year ended December 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0%.

CREDIT SUISSE SHORT DURATION BOND FUND
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -    By calling 1-800-927-2874

     -    On the Fund's website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSSDA-2-1204

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended August 31, 2004 and December 31, 2004.

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit Fees                     $        21,069    $          12,641
Audit-Related Fees(1)          $         3,000    $           1,500
Tax Fees(2)                    $         2,327    $           1,327
All Other Fees                              --                   --
-------------------------------------------------------------------
Total                          $        41,864    $          15,468
-------------------------------------------------------------------

(1) Services for August 31, 2004 include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and for December 31, 2004 include agreed upon procedures for the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended August 31, 2004 and December 31, 2004.

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit-Related Fees             N/A                N/A

Tax Fees                       N/A                N/A
All Other Fees                 N/A                N/A
-------------------------------------------------------------------
Total                          N/A                N/A
-------------------------------------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit-Related Fees             N/A                N/A
Tax Fees                       N/A                N/A
All Other Fees                 N/A                N/A
-------------------------------------------------------------------
Total                          N/A                N/A
-------------------------------------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended August 31, 2004 and December 31, 2004:

                               AUGUST 31, 2004    DECEMBER 31, 2004
-------------------------------------------------------------------
Audit-Related Fees             N/A                N/A
Tax Fees                       N/A                N/A
All Other Fees                 N/A                N/A
-------------------------------------------------------------------
Total                          N/A                N/A
-------------------------------------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended August 31, 2004 and December 31, 2004 were $5,327 and $2,827, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE SHORT DURATION BOND FUND

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 8, 2005

                                        7